Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales and service revenues	$ 1,355,970	$ 1,280,545	$ 1,190,236
Cost of services provided and goods sold	970,484	906,016	834,574
Selling, general and administrative expenses	202,260	201,964	197,426
Depreciation	25,247	24,386	21,535
Amortization	4,252	4,657	6,367
Other operating expenses			3,989
Total costs and expenses	1,202,243	1,137,023	1,063,891
Income/ (loss) from operations	153,727	143,522	126,345
Interest expense	(13,888)	(11,959)	(11,599)
Other (expense)/income - net	717	2,268	5,874
Income before income taxes	140,556	133,831	120,620
Income tax (provision)/ benefit	(54,577)	(52,000)	(46,583)
Income from continuing operations	85,979	81,831	74,037
Discontinued Operations			(253)
Net income	85,979	81,831	73,784
Parent Company [Member]
Selling, general and administrative expenses	21,895	23,262	23,199
Depreciation	945	860	602
Amortization	1,756	1,404	1,222
Other operating expenses			3,989
Total costs and expenses	24,596	25,526	29,012
Income/ (loss) from operations	(24,596)	(25,526)	(29,012)
Interest expense	(13,177)	(11,596)	(11,040)
Other (expense)/income - net	16,507	15,520	5,428
Income before income taxes	(21,266)	(21,602)	(34,624)
Income tax (provision)/ benefit	6,564	6,859	12,058
Equity in net income of subsidiaries	100,681	96,574	96,603
Income from continuing operations			74,037
Discontinued Operations			(253)
Net income	85,979	81,831	73,784
Guarantor Subsidiaries [Member]
Net sales and service revenues	1,328,425	1,254,856	1,166,972
Cost of services provided and goods sold	955,628	892,596	822,788
Selling, general and administrative expenses	172,368	170,223	163,600
Depreciation	23,496	22,732	20,221
Amortization	2,496	3,253	5,145
Total costs and expenses	1,153,988	1,088,804	1,011,754
Income/ (loss) from operations	174,437	166,052	155,218
Interest expense	(587)	(363)	(565)
Other (expense)/income - net	(16,591)	(15,451)	(5,422)
Income before income taxes	157,259	150,238	149,231
Income tax (provision)/ benefit	(59,407)	(56,905)	(56,543)
Equity in net income of subsidiaries	3,001	3,308	4,043
Income from continuing operations			96,731
Net income	100,853	96,641	96,731
Non-Guarantor Subsidiaries [Member]
Net sales and service revenues	27,545	25,689	23,264
Cost of services provided and goods sold	14,856	13,420	11,786
Selling, general and administrative expenses	7,997	8,479	10,627
Depreciation	806	794	712
Total costs and expenses	23,659	22,693	23,125
Income/ (loss) from operations	3,886	2,996	139
Interest expense	(124)		6
Other (expense)/income - net	801	2,199	5,868
Income before income taxes	4,563	5,195	6,013
Income tax (provision)/ benefit	(1,734)	(1,954)	(2,098)
Income from continuing operations			3,915
Net income	2,829	3,241	3,915
Consolidating Adjustments [Member]
Net sales and service revenues
Cost of services provided and goods sold
Selling, general and administrative expenses
Depreciation
Amortization
Other operating expenses
Total costs and expenses
Income/ (loss) from operations
Interest expense
Other (expense)/income - net
Income before income taxes
Income tax (provision)/ benefit
Equity in net income of subsidiaries	(103,682)	(99,882)	(100,646)
Income from continuing operations			(100,646)
Discontinued Operations
Net income	$ (103,682)	$ (99,882)	$ (100,646)